Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts of the Consolidated VIEs

The following financial statement amounts of the consolidated VIEs were included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income.

	Year ended	Year ended	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
	USD	USD	USD
Net revenues	—	694	27,324
Net loss	—	(12,479)	(348,806)

	Year ended	Year ended	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
	USD	USD	USD
Net cash provided by (used in) operating activities	—	12,497	(559,973)
Net cash (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	213,879	(1,156,948)

Schedule of Revenue

For the years ended March 31, 2025, 2024 and 2023, the revenue of the Company illustrated as below:

	For the years ended March 31,
	2025	2024	2023
	(US$)	(US$)	(US$)
Revenues
Revenue from sale of medical devices	415,020	2,416,797	13,186,525
Revenue from marketing promotion service	14,366,602	-	-
Total revenues	14,781,622	2,416,797	13,186,525
Business and sales related taxes	3,824	2,459	4,964
Net Revenues	14,777,798	2,414,338	13,181,561

Schedule of Estimated Useful Lives of Property and Equipment	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:
Useful life
Office equipment	3-5 years

Schedule of Intangible Assets Estimated Useful Lives	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:
Category	Estimated useful lives
Software	5 years
Patent	10 years
License	4.4 years

Schedule of Noncontrolling Interest	Noncontrolling interest consist of the following:
	March 31, 2025	March 31, 2024
	USD	USD
We Healthy	31,991	56,810

Schedule of Spot Exchange Rates and Average Exchange Rates

Spot exchange rates and average exchange rates were used in the translation of the consolidated financial statements.

	Fiscal year 2025	Fiscal year 2024	Fiscal year 2023
US Exchange Rate
Year-end RMB	7.2567	7.2203	6.8676
Year average RMB	7.2163	7.1671	6.8516